                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Raymond Debbane
Title: President
       Phone: (212) 317-7520

Signature, Place, and Date of Signing:

   /s/ Raymond Debbane        New York, New York        February 14, 2006
   -------------------        ------------------        -----------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total: $341,241

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.    Form 13F File Number       Name
  ______ 28-_______________________ NONE

  [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                        PERIOD ENDING DECEMBER 31, 2005

COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5
--------                     ------------- --------- ---------- ------------------
                               TITLE OR                VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                  CLASS       CUSIP    (x $1,000)  PRN AMT  PRN CALL
--------------               ------------- --------- ---------- --------- --- ----
ACTIONS SEMICONDUCTOR CO LTD ADR           00507E107  $    594     75,000 SH
ALEXION PHARMACEUTICALS INC  COM           015351109  $  1,519     75,000 SH
ALLEGHANY CORP DEL           COM           017175100  $    568      2,000 SH
ANTIGENICS INC               COM           037032109  $    476    100,000 SH
AVI BIOPHARMA INC            COM           002346104  $  3,105    900,000 SH
BEARINGPOINT INC             COM           074002106  $ 14,698  1,870,000 SH
BIOVERIS CORP                COM           090676107  $    229     50,000 SH
CARDINAL HEALTH INC          COM           14149Y108  $  3,438     50,000 SH
CAREER EDUCATION CORP        COM           141665109  $  1,686     50,000 SH
CENDANT CORP                 COM           151313103  $    863     50,000 SH
CHEMTURA CORP                COM           163893100  $    953     75,000 SH
CHILDRENS PL RETAIL STORES I COM           168905107  $    494     10,000 SH
COGENT INC                   COM           19239Y108  $  1,361     60,000 SH
COMCAST CORP NEW             CL A          20030N101  $  2,592    100,000 SH
CORINTHIAN COLLEGES INC      COM           218868107  $  9,122    775,000 SH
CURIS INC                    COM           231269101  $     36     10,000 SH
ELAN PLC                     ADR           284131208  $137,907  9,900,000 SH
ENDOLOGICS INC               COM           29266S106  $    863    125,000 SH
HEALTH MGMT ASSOC INC        CL A          421933102  $ 46,116  2,100,000 SH
HELEN OF TROY CORP LTD       COM           G4388N106  $    806     50,000 SH
HERBALIFE LTD                COM USD SHS   G4412G101  $  5,691    175,000 SH
HUMAN GENOME SCIENCES INC    COM           444903108  $    428     50,000 SH
JARDEN CORP                  COM           471109108  $  6,935    230,000 SH
KOMAG INC                    COM NEW       500453204  $  1,733     50,000 SH
LEAPFROG ENTERPRISES INC     CL A          52186N106  $ 10,194    875,000 SH
LEAR CORP                    COM           521865105  $  1,423     50,000 SH
LEXICON GENETICS INC         COM           528872104  $  6,753  1,850,000 SH
LG PHILIP LCD CO LTD         SPONS ADR REP 50186V102  $    644     30,000 SH
LIBERTY MEDIA CORP           COM SER A     530718105  $  1,181    150,000 SH
LIFEPOINT HOSPITALS INC      COM           53219L109  $  1,875     50,000 SH
MERCURY INTERACTIVE CORP     COM           589405109  $    695     25,000 SH
MERIX CORP                   COM           590049102  $    362     50,000 SH
NEWS CORP                    CL A          65248E104  $  1,555    100,000 SH
NITROMED INC                 COM           654798503  $ 35,573  2,550,000 SH
NOKIA CORP                   SPONSORED ADR 654902204  $    366     20,000 SH
NTL INC DEL                  COM           62940M104  $  5,106     75,000 SH
OFFICE DEPOT INC             COM           676220106  $ 18,840    600,000 SH
PACIFIC SUNWEAR CALIF INC    COM           694873100  $    623     25,000 SH
PALATIN TECHNOLOGIES INC     COM           696077304  $  1,956    600,000 SH
PRIMUS GUARANTY LTD          SHS           G72457107  $    326     25,000 SH
PRIMUS TELECOMMUNICATIONS GR COM           741929103  $    525    700,000 SH
PXRE GROUP LTD               COM           G73018106  $  1,296    100,000 SH
ROYCE FOCUS TR               COM           78080N108  $    382     40,045 SH
SAPPI LTD                    SPON ADR NEW  803069202  $  1,133    100,000 SH
SPECTRUM BRANDS INC          COM           84762L105  $  2,031    100,000 SH
SYMANTEC CORP                COM           871503108  $  1,313     75,000 SH
TYCO INTL LTD NEW            COM           902124106  $  2,886      1,000     CALL
UNITED STATES STL CORP NEW   COM           912909108  $    721     15,000 SH
WEBMD CORP                   COM           94769M105  $  1,269    150,000 SH